Property And Equipment, Net (Tables)	12 Months Ended
Nov. 30, 2023
Property And Equipment, Net [Abstract]
Schedule of Property and Equipment	Property and equipment, net consist of the following:
	As of November 30,
	2022	2023	2023
	HK$	HK$	US$
Furniture and fixtures	6,968	6,968	893
Office equipment	94,458	125,835	16,113
Motor vehicle	1,181,264	1,181,264	151,259
Total	1,282,690	1,314,067	168,265
Less: Accumulated depreciation	1,107,792	1,279,319	163,816
Net book value	174,898	34,748	4,449